  Defiance Daily Target 2X Long OKLO ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 77.0%
Money Market Funds - 2.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	3,247,988	$3,247,988

U.S. Treasury Bills - 74.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	89,870,000	89,654,312

TOTAL SHORT-TERM INVESTMENTS (Cost $92,882,638)		92,902,300

TOTAL INVESTMENTS - 77.0% (Cost $92,882,638)		$92,902,300
Other Assets in Excess of Liabilities - 23.0%		27,773,524
TOTAL NET ASSETS - 100.0%		$120,675,824

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long OKLO ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (20.1)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oklo, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(b)	12/01/2026	$30,997,989	$(4,526,361)
Oklo, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(b)	09/23/2026	29,473,407	(3,420,303)
Oklo, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	01/25/2028	27,246,195	(1,878,661)
Oklo, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	37,179,725	(5,131,061)
Oklo, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(d)	10/03/2028	35,529,450	1,437,610
Oklo, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 16.00%	Termination(e)	07/16/2031	8,251,375	(1,095,464)
Oklo, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 15.00%	Termination(c)	01/31/2033	37,975,740	(809,411)
Oklo, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 12.50%	Termination(f)	03/31/2033	34,073,325	(8,809,051)
							(24,232,702)

Net Unrealized Appreciation (Depreciation)							(24,232,702)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.